Related Party Transactions	9 Months Ended	11 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
Related Party Transactions

Note 6 — Related Party Transactions

Founder Shares

On February 2, 2022, the Sponsor acquired 2,443,750 Class B common stock (“Founder Shares”) of for an aggregate purchase price of $25,000, or approximately $0.01 per share. As of September 30, 2023 and December 31, 2022, there were 2,443,750 Founder Shares issued and outstanding.

The number of Founder Shares issued was determined based on the expectation that such Founder Shares would represent 20% of the number of Class A Common Stock and Class B Common Stock (defined below in Note 7) issued and outstanding upon completion of the IPO.

The founders have agreed not to transfer, assign or sell 50% its Founder Shares until the earlier to occur of: (A) six months after the completion of the Company’s initial Business Combination, or (B) the date on which the closing price of the Company’s Class A Common Stock equals or exceeds $12.50 per share (as adjusted for share splits, share dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing after the Company’s initial Business Combination and the remaining 50% of the Founder Shares may not be transferred, assigned or sold until six months after the date of the consummation of the Company’s initial Business Combination, or earlier, in either case, if, subsequent to the Company’s initial Business Combination, the Company consummates a liquidation, merger, stock exchange or other similar transaction which results in all of the stockholders having the right to exchange their shares of Class A Common Stock for cash, securities or other property. Any permitted transferees will be subject to the same restrictions and other agreements of the Company’s initial stockholders with respect to any Founder Shares. The Sponsor has transferred an aggregate amount of 505,000 Founder Shares to the Company’s management and directors.

Substantially concurrently with the closing of the IPO, the Company completed the sale of 498,875 Private Placement Units at a price of $10.00 per unit including 478,875 shares to the Company’s Sponsor, and 20,000 shares to US Tiger for an aggregate proceeds to the Company of $4,988,750.

The sale of the Founder Shares to the Company’s management and directors is within the scope of FASB ASC Topic 718, “Compensation-Stock Compensation” (“ASC 718”). Under ASC 718, stock-based compensation associated with equity-classified awards is measured at fair value upon the grant date. The fair value of the 505,000 Founder Shares granted to the Company’s management and directors less the estimated forfeiture of 75,650 Founder Shares was $107,712 for a total of 429,350 Founder Shares or $0.25 per share. The Founder Shares were granted subject to a performance condition (i.e., the occurrence of a Business Combination). Compensation expense related to the Founder Shares is recognized only when the Business Combination is consummated under ASC 718. As such no stock-based compensation expense has been recognized. Stock-based compensation would be recognized at the date a Business Combination is consummated in an amount equal to the number of Founder Shares less the number of Founder Shares forfeited times the grant date fair value per share (unless subsequently modified) less the amount initially received for the purchase of the Founder Shares.

Representative Shares

The Company also issued 60,000 Representative Shares to US Tiger as part of representative compensation. The Representative Shares are identical to the Public Shares except that US Tiger has agreed not to transfer, assign or sell any such Representative Shares until the completion of the Company’s initial Business Combination. In addition, US Tiger has agreed (i) to waive its redemption rights with respect to such shares in connection with the completion of the Company’s initial Business Combination and (ii) to waive its rights to liquidating distributions from the Trust Account with respect to such shares if the Company fails to complete its initial Business Combination within the Combination Period.

Promissory Note — Related Party

On February 2, 2022, the Sponsor agreed to loan the Company up to $500,000 to be used for a portion of the expenses of the IPO. This loan is non-interest bearing, unsecured and is due at the earlier of (1) January 31, 2023 or (2) the date on which the Company consummates an initial public offering of its securities. Prior to the IPO, the Company had $280,000 outstanding loan balance. The loan was repaid on June 21, 2022. As of September 30, 2023, there was no outstanding balance.

On March 21, 2023, the Extension Payment was deposited by the Sponsor into the Trust Account for the public stockholders, representing $0.10 per public share, which enables the Company to extend the period of time it has to consummate its initial Business Combination by three months from March 21, 2023 to June 21, 2023.

In connection with the Extension Payment, the Company issued the Note to the Sponsor. The Note is non-interest bearing and payable (subject to the waiver against trust provisions) upon the date on which the Company consummates its initial Business Combination. The principal balance may be prepaid at any time, at the election of the Company. The holder of the Note has the right, but not the obligation, to convert the Note, in whole or in part, into Private Units of the Company, as described in the Prospectus, by providing the Company with written notice of its intention to convert the Note at least two business days prior to the closing of the Company’s initial Business Combination. The number of Private Units to be received by the holder of the Note in connection with such conversion shall be an amount determined by dividing (x) the sum of the outstanding principal amount payable to the holder, by (y) $10.00. $600,000 of the Extension Payment was deposited by the Company’s Sponsor and $377,500 was deposited by the Company from its working capital account in lieu of the Sponsor, pursuant to the Short-Term Loan to the Company, which provides for repayment on or before March 31, 2023. The Short-Term Loan was repaid in full on March 24, 2023.

Following the Special Meeting, as of September 30, 2023, four Monthly Extension Payments were deposited into the Trust Account for the public stockholders as of September 30, 2023, which enabled the Company to extend the period of time it has to consummate its initial Business Combination by four months from June 21, 2023 to October 21, 2023. In connection with the four Monthly Extension Payments, the Company issued notes to the Sponsor.

The notes bear no interest and are payable in full upon the earlier to occur of (i) the consummation of the Company’s Business Combination or (ii) the date of expiry of the term of the Company (the “Maturity Date”). The following shall constitute an event of default: (i) a failure to pay the principal within five business days of the Maturity Date; (ii) the commencement of a voluntary or involuntary bankruptcy action, (iii) the breach of the Company’s obligations thereunder; (iv) any cross defaults; (v) any enforcement proceedings against the Company; and (vi) any unlawfulness and invalidity in connection with the performance of the obligations thereunder, in which case the notes may be accelerated.

The payee of the notes, the Sponsor, has the right, but not the obligation, to convert the notes, in whole or in part, respectively, into Private Units of the Company, that are identical to Public Units of the Company, subject to certain exceptions, as described in the Prospectus, by providing the Company with written notice of the intention to convert at least two business days prior to the closing of the Business Combination. The number of Private Units to be received by the Sponsor in connection with such conversion shall be an amount determined by dividing (x) the sum of the outstanding principal amount payable to the Sponsor by (y) $10.00.

As of September 30, 2023 and December 31, 2022, the Company had total of $1,377,500 and nil, respectively, of promissory notes from the Sponsor.

Related Party Loans

In addition, in order to finance transaction costs in connection with an intended initial Business Combination, the Sponsor, or an affiliate of the Sponsor or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required. If the Company completes the initial Business Combination, it would repay such loaned amounts. In the event that the initial Business Combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay such loaned amounts but no proceeds from the Trust Account would be used for such repayment. Up to $3,000,000 of such loans may be converted upon consummation of the Business Combination into Private Placement Units at a price of $10.00 per unit (the “Working Capital Units”). If the Company does not complete a Business Combination, the loans would be repaid out of funds not held in the Trust Account, and only to the extent available. Such Working Capital Units converted from loan would be identical to the Private Placement Units sold in the Private Placement.

In addition to the promissory notes in relation to the Monthly Extension Payments, the Company also borrowed $195,000 from the Sponsor for working capital purposes.

As of September 30, 2023 and December 31, 2022, the Company had total loan from related party amounted to $1,572,500 and nil, respectively.

Note 6 — Related Party Transactions

Founder Shares

On February 2, 2022, the Sponsor acquired 2,443,750 Class B common stock (“Founder Shares”) of for an aggregate purchase price of $25,000, or approximately $0.01 per share. As of December 31, 2022, there were 2,443,750 Founder Shares issued and outstanding.

The founders has agreed not to transfer, assign or sell 50% its Founder Shares until the earlier to occur of: (A) six months after the completion of the Company’s initial Business Combination, or (B) the date on which the closing price of the Company’s Class A Common Stock equals or exceeds $12.50 per share (as adjusted for share splits, share dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing after the Company’s initial Business Combination and the remaining 50% of the Founder Shares may not be transferred, assigned or sold until six months after the date of the consummation of the Company’s initial Business Combination, or earlier, in either case, if, subsequent to the Company’s initial Business Combination, the Company consummates a liquidation, merger, stock exchange or other similar transaction which results in all of the stockholders having the right to exchange their shares of Class A Common Stock for cash, securities or other property. Any permitted transferees will be subject to the same restrictions and other agreements of the Company’s initial stockholders with respect to any Founder Shares. Pursuant to securities transfer agreement signed on June 15, 2022, the sponsor has transferred an aggregated 505,000 shares to the Company’s management and directors.

Substantially concurrently with the closing of the IPO, the Company completed the sale of 498,875 Private Placement Units at a price of $10.00 per unit including 478,875 shares to the Company’s Sponsor, and 20,000 shares to US Tiger for an aggregate proceeds to the Company of $4,988,750.

The sale of the Founders Shares to the Company’s management and directors is in the scope of FASB ASC Topic 718, “Compensation-Stock Compensation” (“ASC 718”). Under ASC 718, stock-based compensation associated with equity-classified awards is measured at fair value upon the grant date. The fair value of the 505,000 shares granted to the Company’s management and directors less estimated forfeiture of 75,650 shares was $107,712 for a total of 429,350 shares or $0.25 per share. The Founders Shares were granted subject to a performance condition (i.e., the occurrence of a Business Combination). Compensation expense related to the Founders Shares is recognized only when the Business Combination is consummated under ASC 718. As such no stock-based compensation expense has been recognized. Stock-based compensation would be recognized at the date a Business Combination is consummated in an amount equal to the number of Founders Shares with estimated forfeiture times the grant date fair value per share (unless subsequently modified) less the amount initially received for the purchase of the Founders Shares.

Representative Shares

The Company also issued 60,000 Representative Shares to US Tiger as part of representative compensation. The Representative Shares are identical to the Public Shares except that US Tiger has agreed not to transfer, assign or sell any such Representative Shares until the completion of the Company’s initial Business Combination. In addition, US Tiger has agreed (i) to waive its redemption rights with respect to such shares in connection with the completion of the Company’s initial Business Combination and (ii) to waive its rights to liquidating distributions from the Trust Account with respect to such shares if the Company fails to complete its initial Business Combination within the Combination Period. The fair value of the shares at IPO was valued at $72,175 or $1.20 per share, which was based on the Class A common stock adjusted for the likelihood of a Business Combination and with a discount applied for the lack of marketability.

Promissory Note — Related Party

On February 2, 2022, the Sponsor agreed to loan the Company up to $500,000 to be used for a portion of the expenses of the IPO. This loan is non-interest bearing, unsecured and is due at the earlier of (1) January 31, 2023 or (2) the date on which the Company consummates an initial public offering of its securities. Prior to the IPO, the Company had $280,000 outstanding loan balance. The loan was repaid on June 21, 2022. As of December 31, 2022, there was no outstanding balance.

Related Party Loans

In addition, in order to finance transaction costs in connection with an intended initial Business Combination, the Sponsor, or an affiliate of the Sponsor or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required. If the Company completes the initial Business Combination, it would repay such loaned amounts. In the event that the initial Business Combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay such loaned amounts but no proceeds from the Trust Account would be used for such repayment. Up to $3,000,000 of such loans may be converted upon consummation of the Business Combination into Private Placement Units at a price of $10.00 per unit (the “Working Capital Units”). If the Company does not complete a Business Combination, the loans would be repaid out of funds not held in the Trust Account, and only to the extent available. Such Working Capital Units converted from loan would be identical to the Private Placement Units sold in the Private Placement.

As of December 31, 2022, the Company had no borrowings under the working capital loans.